                               TREASURY PORTFOLIO
                              CASH MANAGEMENT CLASS

   Supplement dated October 1, 2001 to the Prospectus dated December 29, 2000

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                               TREASURY PORTFOLIO
                               INSTITUTIONAL CLASS

   Supplement dated October 1, 2001 to the Prospectus dated December 29, 2000

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                               TREASURY PORTFOLIO
                            PERSONAL INVESTMENT CLASS

   Supplement dated October 1, 2001 to the Prospectus dated December 29, 2000

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                               TREASURY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

   Supplement dated October 1, 2001 to the Prospectus dated December 29, 2000

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                               TREASURY PORTFOLIO
                                  RESERVE CLASS

   Supplement dated October 1, 2001 to the Prospectus dated December 29, 2000

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                               TREASURY PORTFOLIO
                                 RESOURCE CLASS

   Supplement dated October 1, 2001 to the Prospectus dated December 29, 2000

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                               TREASURY PORTFOLIO
                                   SWEEP CLASS

     Supplement dated October 1, 2001 to the Prospectus dated March 2, 2001

At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1 , 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.

                          SHORT-TERM INVESTMENTS TRUST
                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 2, 2001 as revised March 12, 2001 and as supplemented July 13, 2001,
                     August 1, 2001 and September 18, 2001

The following information replaces in its entirety the section titled "MANAGEMENT" - "TRUSTEES AND OFFICERS" on page B-15 of the Statement of Additional Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman         Chairman, President and Chief Executive Officer, A I M
                                       and President             Management Group Inc.; Chairman and President, A I M
                                                                 Advisors, Inc.; Director and Senior Vice President,
                                                                 A I M Capital Management, Inc.; Chairman, A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                 Management Company; and Director and Vice Chairman,
                                                                 AMVESCAP PLC (parent of AIM and a global investment
                                                                 management firm).

FRANK S. BAYLEY (62)                   Trustee                   Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

BRUCE L. CROCKETT (57)                 Trustee                   Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA   22102                                               COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
OWEN DALY II (77)                      Trustee                   Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                            Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

ALBERT R. DOWDEN (59)                  Trustee                   Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                          Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                       Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                      Director, President and Chief Executive Officer,
                                                                 Volvo Group North America, Inc.; Senior Vice
                                                                 President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat manufacturer),
                                                                 National Media Corporation and Annuity and Life Re
                                                                 (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Trustee                   Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                  Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                             of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                            Mercantile-Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Trustee                   Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                        Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                             Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                 Trustee                   Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Trustee                   Member, Visiting Committee, Harvard University
370 East 76th Street                                             Graduate School of Education, New School University.
New York, NY   10021                                             Formerly, Chief Executive Officer, YWCA of the USA;
                                                                 Commissioner, New York City Department of the Aging;
                                                                 and Commissioner, New York City Metropolitan
                                                                 Transportation Authority.

LEWIS F. PENNOCK (58)                  Trustee                   Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

--------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
RUTH H. QUIGLEY (66)                   Trustee                   Private investor; and President, Quigley Friedlander
1055 California Street                                           & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                         1984 to 1986.

LOUIS S. SKLAR (62)                    Trustee                   Executive Vice President, Development and Operations,
The Williams Tower                                               Hines Interests Limited Partnership (real estate
50th Floor                                                       development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                      Senior Vice               Director and President, A I M Capital Management,
                                       President                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                 and a global investment management firm).

CAROL F. RELIHAN (46)                  Senior Vice               Director, Senior Vice President, General Counsel and
                                       President and             Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                       Secretary                 President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc.; A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President            Vice President and Fund Treasurer, A I M Advisors,
                                       and Treasurer             Inc.

MELVILLE B. COX (58)                   Vice President            Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc. and A I M Capital Management, Inc.;
                                                                 and  Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                 Vice President            Senior Vice President,  A I M Capital Management,
                                                                 Inc.; Director, Fund Management Company; and Vice
                                                                 President, A I M Advisors, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies."

                          SHORT-TERM INVESTMENTS TRUST
                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001 August 1, 2001 and September 18, 2001

The following information replaces in its entirety the section entitled "MANAGEMENT" - "TRUSTEES AND OFFICERS" on page B-16 of the Statement of Additional Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman         Chairman, President and Chief Executive Officer, A I M
                                       and President             Management Group Inc.; Chairman and President, A I M
                                                                 Advisors, Inc.; Director and Senior Vice President,
                                                                 A I M Capital Management, Inc.; Chairman, A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                 Management Company; and Director and Vice Chairman,
                                                                 AMVESCAP PLC (parent of AIM and a global investment
                                                                 management firm).

FRANK S. BAYLEY (62)                   Trustee                   Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

BRUCE L. CROCKETT (57)                 Trustee                   Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA   22102                                               COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
OWEN DALY II (77)                      Trustee                   Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                            Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

ALBERT R. DOWDEN (59)                  Trustee                   Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                          Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                       Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                      Director, President and Chief Executive Officer,
                                                                 Volvo Group North America, Inc.; Senior Vice
                                                                 President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat manufacturer),
                                                                 National Media Corporation and Annuity and Life Re
                                                                 (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Trustee                   Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                  Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                             of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                            Mercantile-Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Trustee                   Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                        Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                             Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                 Trustee                   Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Trustee                   Member, Visiting Committee, Harvard University
370 East 76th Street                                             Graduate School of Education, New School University.
New York, NY   10021                                             Formerly, Chief Executive Officer, YWCA of the USA;
                                                                 Commissioner, New York City Department of the Aging;
                                                                 and Commissioner, New York City Metropolitan
                                                                 Transportation Authority.

LEWIS F. PENNOCK (58)                  Trustee                   Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

--------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
RUTH H. QUIGLEY (66)                   Trustee                   Private investor; and President, Quigley Friedlander
1055 California Street                                           & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                         1984 to 1986.

LOUIS S. SKLAR (62)                    Trustee                   Executive Vice President, Development and Operations,
The Williams Tower                                               Hines Interests Limited Partnership (real estate
50th Floor                                                       development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                      Senior Vice               Director and President, A I M Capital Management,
                                       President                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                 and a global investment management firm).

CAROL F. RELIHAN (46)                  Senior Vice               Director, Senior Vice President, General Counsel and
                                       President and             Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                       Secretary                 President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc., A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President            Vice President and Fund Treasurer, A I M Advisors,
                                       and Treasurer             Inc.

MELVILLE B. COX (58)                   Vice President            Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc. and A I M Capital Management, Inc.;
                                                                 and Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                 Vice President            Senior Vice President, A I M Capital Management,
                                                                 Inc.; Director, Fund Management Company; and Vice
                                                                 President, A I M Advisors, Inc.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors\Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies."

                          SHORT-TERM INVESTMENTS TRUST
                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001, August 1, 2001 and September 18, 2001

The following information replaces in its entirety the section entitled "MANAGEMENT" - "TRUSTEES AND OFFICERS" on page B-16 of the Statement of Additional Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman         Chairman, President and Chief Executive Officer, A I M
                                       and President             Management Group Inc.; Chairman and President, A I M
                                                                 Advisors, Inc.; Director and Senior Vice President,
                                                                 A I M Capital Management, Inc.; Chairman, A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                 Management Company; and Director and Vice Chairman,
                                                                 AMVESCAP PLC (parent of AIM and a global investment
                                                                 management firm).

FRANK S. BAYLEY (62)                   Trustee                   Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

BRUCE L. CROCKETT (57)                 Trustee                   Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA   22102                                               COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
OWEN DALY II (77)                      Trustee                   Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                            Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

ALBERT R. DOWDEN (59)                  Trustee                   Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                          Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                       Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                      Director, President and Chief Executive Officer,
                                                                 Volvo Group North America, Inc.; Senior Vice President,
                                                                 AB Volvo; and Director, The Hertz Corporation, Genmar
                                                                 Corporation (boat manufacturer), National Media
                                                                 Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Trustee                   Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                  Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                             Board of Directors, President and Chief Operating
Baltimore, MD   21201                                            Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                 President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Trustee                   Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                        Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                             Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                 Trustee                   Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Trustee                   Member, Visiting Committee, Harvard University
370 East 76th Street                                             Graduate School of Education, New School University.
New York, NY   10021                                             Formerly, Chief Executive Officer, YWCA of the USA;
                                                                 Commissioner, New York City Department of the Aging;
                                                                 and Commissioner, New York City Metropolitan
                                                                 Transportation Authority.

LEWIS F. PENNOCK (58)                  Trustee                   Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                   Trustee                   Private investor; and President, Quigley Friedlander
1055 California Street                                           & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                         1984 to 1986.

--------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


                                           POSITION(S)                   PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                AT LEAST THE PAST 5 YEARS
=====================                  ====================      ======================================================
                                       Trustee                   Executive Vice President, Development and Operations,
LOUIS S. SKLAR (62)                                              Hines Interests Limited Partnership (real estate
The Williams Tower                                               development).
50th Floor
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                      Senior Vice               Director and President, A I M Capital Management,
                                       President                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                 and a global investment management firm).

CAROL F. RELIHAN (46)                  Senior Vice               Director, Senior Vice President, General Counsel and
                                       President and             Secretary, A I M Advisors, Inc.; Director, Senior
                                       Secretary                 Vice President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc.; A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President            Vice President and Fund Treasurer, A I M Advisors,
                                       and Treasurer             Inc.

MELVILLE B. COX (58)                   Vice President            Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., and A I M Capital Management, Inc.;
                                                                 and Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                 Vice President            Senior Vice President, A I M Capital Management,
                                                                 Inc.; Director, Fund Management Company; and Vice
                                                                 President, A I M Advisors, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and

(ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies."

         At a meeting held on September 28-29, 2001, the Board of Trustees of Short-Term Investments Trust (the "Trust"), on behalf of the Treasury Portfolio (the "Fund"), approved a proposal to amend the investment advisory agreement between the Trust and A I M Advisors, Inc. ("AIM"), and to solicit shareholders to approve the proposed amendment. The proposed amendment will revise the advisory fee rate for the Fund. The new advisory fee rate, if approved by shareholders, will be 0.15% of the average daily net assets.

         The Board of Trustees of the Trust has called a meeting of the Fund's shareholders to be held on December 17, 2001, to vote on this proposal. Shareholders of record as of October 1, 2001, will be entitled to vote at the meeting. If the proposal is approved by shareholders, the new advisory fee rate will become effective on January 1, 2002.

         Additionally, upon the shareholders' approval, AIM will contractually agree to waive half of its advisory fees for the Fund through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Fund would be 0.075%.